Interim Condensed Unaudited Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 228,813,286	$ 129,450,676
Receivables	333,272	213,346
Prepaid expenses	15,354,581	5,039,150
Inventory	3,306,642	609,094
Total Current assets	247,807,781	135,312,266
Non-current assets
Restricted cash	161,197	143,800
Plant and equipment	9,734,879	9,290,308
Net investment in sublease	0	38,541
Goodwill and other intangible assets	966,521	969,467
TOTAL ASSETS	258,670,378	145,754,382
Current liabilities
Trade payables and accrued liabilities	2,331,392	3,461,339
Customer deposits	539,305	329,221
Construction contract liability	194,959	189,651
Current portion of lease liabilities	530,834	576,232
Total current liabilities	3,596,490	4,556,443
Non-current liabilities
Derivative liabilities	3,565,246	17,899,855
Lease liabilities	1,562,397	499,541
Deferred revenue	119,253	119,253
TOTAL LIABILITIES	8,843,386	23,075,092
EQUITY
Share capital	363,207,765	212,058,836
Deficit	(134,802,606)	(110,327,159)
Reserves	21,421,833	20,947,613
TOTAL EQUITY	249,826,992	122,679,290
TOTAL LIABILITIES AND EQUITY	$ 258,670,378	$ 145,754,382